K. EARNINGS PER SHARE	12 Months Ended
Jun. 25, 2017
Earnings Per Share [Abstract]
EARNINGS PER SHARE

The Company computes and presents earnings per share (“EPS”) in accordance with the authoritative guidance on Earnings Per Share. Basic EPS excludes the effect of potentially dilutive securities while diluted EPS reflects the potential dilution that would occur if securities or other contracts to issue common stock were exercised, converted or resulted in the issuance of common stock that then shared in the earnings of the Company.

The following table shows the reconciliation of the numerator and denominator of the basic EPS calculation to the numerator and denominator of the diluted EPS calculation (in thousands, except per share amounts).

	Fiscal Year Ended
	June 25,	June 26,
	2017	2016
Loss from continuing operations	$ (12,167)	$ (8,487)
Discontinued operations	(324)	(399)
Net loss available to common stockholders	$ (12,491)	$ (8,886)

BASIC:
Weighted average common shares	10,617	10,317

Loss from continuing operations per common share	$ (1.15)	$ (0.82)
Discontinued operations per common share	(0.03)	(0.04)
Net loss per common share	$ (1.18)	$ (0.86)

DILUTED:
Weighted average common shares	10,617	10,317
Stock options	-	-
Weighted average common shares outstanding	10,617	10,317

Loss from continuing operations per common share	$ (1.15)	$ (0.82)
Discontinued operations per common share	(0.03)	(0.04)
Net loss per common share	$ (1.18)	$ (0.86)